U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2019

Via Edgar Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Mairs & Power Funds Trust (the “Trust”)
File Nos.: 333-174574 and 811-22563

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby certifies on behalf of its series, the Mairs & Power Growth Fund, the Mairs & Power Balanced Fund and the Mairs & Power Small Cap Fund, (the “Funds”), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) on behalf of the Funds would not have differed from that contained in Post‑Effective Amendment No. 19 to the Trust’s Registration Statement which was filed electronically via EDGAR on April 29, 2019.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz
Edward L. Paz
For U.S. Bank Global Fund Services

cc:     Robert W. Mairs, Mairs & Power, Inc.
Ellen Drought, Godfrey & Kahn, S.C.